Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases office space under non-cancelable operating lease agreements, which end at various dates in 2024 and 2025. As of December 31, 2022, the Company’s operating leases had a weighted average remaining lease term of 4.41 years and a weighted average discount rate of 4.37%. Future lease payments under operating leases as of December 31, 2022 were as follows:

December 31, 2022
2023	$463,187
2024	$407,941
2025	$258,094
Total future lease payments	$1,129,222
Less imputed interest	$(75,648)
Total lease liabilities	$1,053,574
Less: current portion	$(405,591)
Operating lease liability, non-current	$647,983

Lease expense is recognized on a straight-line basis over the lease term. For the year ended December 31, 2022, the Company had operating lease costs of $373,022 and short-term lease costs of $52,246. For the year ended December 31, 2021, the Company had operating lease costs of $385,126 and short-term lease costs of $27,490. For the year ended December 31, 2020, the Company had operating lease costs of $387,459 and short-term lease costs of $16,123. Cash paid for amounts included in the measurement of operating lease liabilities were $402,730, $396,569 and $313,120 during the years ended December 31, 2022, 2021 and 2020, respectively.